27. Financial instruments and risk management (Details 4) - Liquidity Risk [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	R$ 7,105,667	R$ 6,379,220
Suppliers	1,471,150	1,111,514
Suppliers - Forfaiting	78,416
Derivative liabilities	34,457	89,211
Operating leases	139,110	7,233
Liquidity risk	8,828,800	7,587,178
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	369,496	499,542
Suppliers	1,245,352	1,097,997
Suppliers - Forfaiting	78,416
Derivative liabilities	34,457	89,211
Operating leases	28,387	3,215
Liquidity risk	1,756,108	1,689,965
6 to 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	793,376	335,748
Suppliers	3,772	0
Suppliers - Forfaiting	0
Derivative liabilities	0	0
Operating leases	0	4,018
Liquidity risk	797,148	339,766
1 to 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	2,651,018	2,654,007
Suppliers	222,026	13,517
Suppliers - Forfaiting	0
Derivative liabilities	0	0
Operating leases	110,723	0
Liquidity risk	2,983,767	2,667,524
Thereafter
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	3,291,777	2,889,923
Suppliers	0	0
Suppliers - Forfaiting	0
Derivative liabilities	0	0
Operating leases	0	0
Liquidity risk	R$ 3,291,777	R$ 2,889,923